File No. 333-89534
                         As filed with the SEC on November 14, 2002

                          U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         FORM N-14

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 _X__

                        Pre-Effective Amendment No.   ____
                        Post-Effective Amendment No.       __1__
                        (Check appropriate box or boxes)

                                   FEDERATED EQUITY FUNDS
                     (Exact Name of Registrant as Specified in Charter)

                                       (412) 288-1900
                              (Area Code and Telephone Number)

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000

     (Address of Principal Executive Offices -- Number, Street, City, State, Zip
Code)

                                 John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779

     (Name and Address of Agent for Service -- Number,  Street, City, State, Zip
Code)

                                          Copy to:

                                Matthew G. Maloney, Esquire
                          Dickstein Shapiro Morin & Oshinsky, LLP
                                     2101 L Street, NW
                                 Washington, DC 20037-1526
                                       (202) 828-2218



                   It is proposed that this filing will become effective
                      immediately upon filing pursuant to Rule 485(b).


     Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is due because Registrant is relying on Section 24(f).











PART C.      OTHER INFORMATION.

Item 15.  Indemnification:

     Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

     Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Insofar as  indemnification  for liabilities  may be permitted  pursuant to
Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits.

1 Conformed copy of Amended and Restated Declaration of Trust of the Registrant;(12)
1.1 Conformed copy of Amendment No. 8 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.2 Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.3 Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.4 Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant;(19)
1.5 Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)
1.6 Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)
2     Copy of Amended and Restated By-Laws of the Registrant;(12)
2.1   Copy of Amendment No. 5 to the By-Laws of the Registrant;(18)
2.2   Copy of Amendment No. 6 to the By-Laws of the Registrant;(18)
2.3   Copy of Amendment No. 7 to the By-Laws of the Registrant;(18)
3     Not Applicable
4     Conformed copy of Agreement and Plan of Reorganization;*
  5     Copy of Specimen Agreement for Shares of Beneficial Interest of the
      Registrant (Federated Small Cap Strategies Fund);(7)
5.1 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Growth Strategies Fund);(8)
5.2 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund);(9)
5.3 Copy of Specimen Agreement for Shares of Beneficial Interest of the Registrant (Federated Aggressive Growth Fund);(13)
6 Conformed copy of Investment Advisory Contract of the Registrant (Federated Growth Strategies Fund);(5)
6.1 Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit A and B for Federated Small Cap Strategies Fund and Federated Capital Appreciation Fund, respectively;(10)
6.2 Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant (Federated Aggressive Growth Fund);(14)
6.3 Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Communications Technology Fund, respectively;(19)
6.4 Conformed copy of Exhibit F to the Investment Advisory Contract for Federated New Economy Fund;(20)
6.5 Conformed copy of Limited Power of Attorney of the Investment Advisory Contract of the Registrant;(21)
6.6   Conformed copy of Schedule 1 of the Investment Advisory Contract of the Registrant;(21)
6.7   Conformed copy of Amendment #1 to Schedule 1 of the Investment
      Advisory Contract of the Registrant;(21)
6.8   Conformed copy of Amendment #2 to Schedule 1 of the Investment
      Advisory Contract of the Registrant;(21)
6.9   Conformed copy of Amendment #3 to Schedule 1 of the Investment
      Advisory Contract of the Registrant;(21)
6.10  Conformed copy of Exhibit I to Registrant's Investment Advisory
      Contract;(22)
6.11 Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp., with Exhibit A attached thereto, dated December 1, 2000;(23)
6.12 Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant (Federated Kaufmann Fund); (23)
6.13 Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant (Federated Large Cap Tech Fund); (23)
6.14 Conformed copy of Exhibit I to the Investment Advisory Contract of the Registrant (Federated Market Opportunities Fund); (23)
6.15 Conformed copy of Amendment to the Investment Advisory Contract of the Registrant; (23)
7     Conformed copy of Distributor's Contract of the Registrant;(10)
7.1 Conformed copies of Exhibits A and C to the Distributor's Contract for Federated Small Cap Strategies Fund, (Class A and C Shares);(10)
7.2 Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Growth Strategies Fund, (Class A and C Shares);(10)
7.3 Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares);(10)
7.4 Conformed copies of Exhibits J and L to the Distributor's Contract for Federated Aggressive Growth Fund, (Class A and C Shares);(14)
7.5   Conformed copy of Distributor's Contract (Class B Shares);(16)
7.6 Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares);(19)
7.7 Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares);(10)
7.8 Conformed copies of Exhibits Q and R to the Distributor's Contract for Federated New Economy Fund, (Class A and C Shares);(20)
7.9 Conformed copies of Exhibits S and T to the Distributor's Contract for Class A and C Shares of Federated Market Opportunity Fund;(22)
7.10 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269);
7.11  Conformed copy of Amendment to Distributor's Contract of the
      Registrant; (23)
8     Not Applicable;
9     Conformed copy of the Custodian Agreement of the Registrant;(6)
9.1   Conformed copy of the Custodian Fee Schedule; (15)
10    Conformed copy of Distribution Plan of the Registrant;(10)
10.1 Conformed copies of Exhibits A and C to the Distribution Plan for Federated Small Cap Strategies Fund, (Class A and C Shares);(10)
10.2 Conformed copy of Exhibit E to the Distribution Plan for Federated Growth Strategies Fund, (Class C Shares);(10)
10.3 Conformed copies of Exhibit F and H to the Distribution Plan for Federated Capital Appreciation Fund, (Class A and C Shares);(10)
10.4 Conformed copies of Exhibits I and K to the Distribution Plan for Federated Aggressive Growth fund (Class A and C Shares);(14)
10.5 The responses described in Item 23(e) (xii) of Form N-1A are hereby incorporated by reference.
10.6  Conformed copy of Amendment to the Distribution Plan (Class B
      Shares);(16)
10.7  Conformed copies of Exhibits L, M, N & O to the Distribution Plan;(19)
10.8 Conformed copies of Exhibits P and Q to the Distribution Plan for Federated New Economy Fund, (Class A and C Shares);(20)
10.9 Conformed copy of Exhibit B to the Registrant's Distribution Plan for Class B Shares of Federated Small Cap Strategies Fund;(22)
10.1 Conformed copy of Exhibits D &E to Registrant's Distribution Plan for Class B and Class C Shares of Federated Growth Strategies Fund;(22)
10.11 Conformed copy of Exhibits F, G & H to Registrant's Distribution Plan for Class A, B and C Shares of Federated Capital Appreciation Fund;(22)
10.12 Conformed copy of Exhibits I, J & K to Registrant's Distribution Plan for Class A, B & C of Federated Aggressive Growth Fund;(22)
10.12 Conformed copy of Exhibits L & M to Registrant's Distribution Plan for Class A & C Shares of Federated Large Cap Growth Fund;(22)
10.13 Conformed copy of Exhibits N & O to Registrant's Distribution Plan for Class A & C Shares of Federated Communication Technology Fund;(22)
10.14 Conformed copy of Exhibits P & Q to Registrant's Distribution Plan for Class A & C Shares of Federated new Economy Fund;(22)
10.15 Conformed copy of Exhibits R & S to Registrant's Distribution Plan for Class A & C Shares of Federated Market Opportunity Fund;(22)
10.16 Conformed copy of Exhibit T to Registrant's Distribution Plan for
      Class K Shares of Federated Kaufmann Fund;(22)
10.17 Conformed copy of Exhibits U & V to Registrant's Distribution Plan for class A & C Shares of Federated Kaufmann Fund and Federated Large Cap Tech Fund;(22)
10.18 Copy of Schedule A to the Distribution Plan;(19)
10.19 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment
      Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-);
10.20 Conformed copy of Amendment to the Distribution Plan (Class B Shares);
      (23)
11    Conformed Copy of Opinion and Consent of Counsel regarding the legality of shares being issued;*
12    Conformed Copy of Opinion regarding tax consequences of
      Reorganization;*
13    Conformed copy of Amended and Restated Shareholder Services
      Agreement;(15)
13.1 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency
      Services and Custody Services Procurement;(17)
13.2 Conformed copy of Principal Shareholder Services Agreement (Class B Shares);(16)
13.3  Conformed copy of Shareholder Services Agreement (Class B Shares);(16)
13.4 The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement from Item (h)(v) of the Investment Series Funds, Inc. Registration Statement on Form N-1A, filed with the Commission on January 23, 2002. (File Nos. 33-48847 and 811-07021).
13.5 Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375);
13.6 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (23)
13.7 Conformed copy of Exhibit 1 to the Principal Shareholder Service's Agreement (Class B Shares); (23)
13.8 Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares); (23)
14    Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
14.1 Conformed copy of consent of Independent Auditors of Federated Capital Appreciation Fund, Deloitte & Touche LLP; (24)
14.2 Conformed copy of consent of Independent Auditors of FirstMerit Funds, Arthur Andersen LLP; (24)
15    Not Applicable;
16    Conformed copy of Power of Attorney;(19)
16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant;(19)
16.2  Conformed copy of Power of Attorney of Trustee of the Registrant;(19)
16.3  Conformed copy of Limited Power of Attorney;(19)
17    Form of Proxy.(24)

*     Filed electronically
2 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985 (File Nos. 2-91090 and 811-4017)
3 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)
5 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)
6 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)
8 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)
9 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)
10 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)
11 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)
12 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)
13 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)
14 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)
15 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)
16 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)
17 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)
18 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
21 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
22 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)
23 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)
24 Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed May 31, 2002 (File No. 333-89534)

Item 17.  Undertakings.

     (1)...The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)...The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

       [Signatures Next Page]


                                         SIGNATURES


     As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on November 14, 2002.


                                      FEDERATED EQUITY FUNDS


                                     By: /s/ G. Andrew Bonnewell
                                     Name: G. Andrew Bonnewell
                                     Title: Assistant Secretary
                                     Attorney-In-Fact for John F. Donahue
                                     November 14, 2002

                  [Signatures Continued Next Page]

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

NAME                        TITLE                     DATE
   /s/ G. Andrew            Assistant Secretary and   November 14, 2002
Bonnewell  G. Andrew        Attorney-In-Fact for the
Bonnewell                   Persons Listed Below
      John F. Donahue*      Chairman and Trustee
      J. Christopher        President and Trustee
Donahue*                    (Principal Executive
                            Officer)
      Richard J. Thomas*    Treasurer (Principal
                            Financial Officer)
      J. Thomas Madden*     Chief Investment Officer
      Thomas G. Bigley*     Trustee
      John T. Conroy, Jr.*  Trustee
      Nicholas P.           Trustee
Constantakis*
      John F. Cunningham*   Trustee
      Lawrence D. Ellis,    Trustee
M.D.*
      Peter E. Madden*      Trustee
      Charles F.            Trustee
Mansfield, Jr.*
      John E. Murray, Jr.,  Trustee
J.D., S.J.D.*
      Marjorie P. Smuts*    Trustee
      John S. Walsh*        Trustee
 * By Power of Attorney